Employee benefits liabilities - recognized In consolidated income statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	€ 156	€ 172	€ 169
Other administration costs	82	79	94
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	(14)	92	(3)
Items relating to discontinued operations, net defined liability	0	0	6
Total recognized in the Consolidated Income Statement	398	509	442
Pension benefits | Interest expense
Disclosure of net defined benefit liability (asset) [line items]
Interest (income) expense	969	925	1,083
Total recognized in the Consolidated Income Statement	1,111	1,189
Pension benefits | Interest income
Disclosure of net defined benefit liability (asset) [line items]
Interest (income) expense	(795)	(759)	(907)
Total recognized in the Consolidated Income Statement	(713)	(680)
Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	20	22	22
Interest (income) expense	96	88	98
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	(1)	0	0
Total recognized in the Consolidated Income Statement	115	110	120
Health care and life insurance plans | Interest expense
Disclosure of net defined benefit liability (asset) [line items]
Total recognized in the Consolidated Income Statement	115	110
Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	6	9	9
Interest (income) expense	12	14	11
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	1	0	0
Items relating to discontinued operations, net defined liability	1	0	3
Total recognized in the Consolidated Income Statement	20	23	€ 23
Other post-employment benefits | Interest expense
Disclosure of net defined benefit liability (asset) [line items]
Total recognized in the Consolidated Income Statement	€ 20	€ 23